Related Parties - Compensation Paid to Directors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Related party transactions [abstract]
Remuneration	¥ 719	¥ 677	¥ 724
Bonus	231	275	251
Total	¥ 950	¥ 952	¥ 975